CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Earnings for the year	$ 81,793	$ 117,876
Adjustments for:
Interest expense	3,284	3,644
Payment on extinguishment of currency swap	0	(1,939)
Income tax expense	38,034	90,856
Items not involving cash:
Depreciation and depletion	152,536	128,072
Loss on disposition of plant and equipment	1,026	451
Gain on currency swap	0	(803)
Share-based payments	5,483	7,224
Shares issued as transaction costs	0	5,332
Unrealized foreign exchange loss	2,218	539
Loss on debenture conversion	0	32,304
Accretion	2,640	2,370
Cash provided by operating activities before changes in working capital	287,014	385,926
Changes in working capital	8,243	(67,556)
Cash provided by operating activities	295,257	318,370
Income taxes paid	(60,993)	(68,916)
Net cash provided by operating activities	234,264	249,454
INVESTING ACTIVITIES
Additions to mineral interests, plant and equipment	(224,089)	(190,885)
Cash acquired through acquisition	0	70,187
Net cash used in investing activities	(224,089)	(120,698)
FINANCING ACTIVITIES
Proceeds from issuance of common shares on exercise of share options	914	19,790
Dividends paid to shareholders	(35,697)	(67,044)
Loan origination fees and other	(671)	(403)
Interest paid	(2,614)	(2,989)
Payments on finance leases	(9,455)	(22,266)
Net cash used in financing activities	(47,523)	(72,912)
Effect of exchange rates on cash and cash equivalents	(355)	(1,143)
Increase (decrease) in cash and cash equivalents	(37,703)	54,701
Cash and cash equivalents, beginning of year	163,368	108,667
Cash and cash equivalents, end of year	$ 125,665	$ 163,368